SIGNIFICANT COMMITMENTS AND AGREEMENTS	12 Months Ended
Dec. 31, 2020
SIGNIFICANT COMMITMENTS AND AGREEMENTS
SIGNIFICANT COMMITMENTS AND AGREEMENTS

34. SIGNIFICANT COMMITMENTS AND AGREEMENTS

a.   Capital expenditures

As of December 31, 2020, capital expenditures committed under the contractual arrangements, principally relating to procurement and installation of data, internet and information technology, cellular, transmission equipment, and cable network are as follows:

	Amounts in
	foreign
	currencies	Equivalent in
Currencies	(in millions)	Rupiah
Rupiah	—	9,798
U.S. dollar	66.05	929
HKD	0.24	0
Total		10,727

The above balance includes the following significant agreements:

(i)  The Company

Contracting parties	Initial date of agreement	Significant provisions of the agreement
The Company, TII and NEC Corporation	May 12, 2016	Procurement and Installation Agreement of Sistem Komunikasi Kabel Laut (“SKKL”) Indonesia Global Gateway Platform
The Company and PT ZTE Indonesia	September 24, 2020	Procurement and Installation Agreement of OLT Platform ZTE
The Company and PT NEC Indonesia	October 13, 2020	Procurement and Installation Agreement of ISP SKKL Platform NEC Expansion
The Company and PT Huawei Tech Investment	November 11, 2020	Procurement and Installation Agreement of Metro Ethernet, BRAS, PCEF and PE Transit Platform Huawei - Metro Ethernet
The Company and PT Datacomm Diangraha	November 12, 2020	Procurement and Installation Agreement of Metro Ethernet Platform Nokia-ALU Expansion
The Company and PT Huawei Tech Investment	November 18, 2020	Procurement and Installation Agreement of Metro-E, BRAS, PCEF, and PE Transit Platform Huawei - BRAS, PCEF
The Company and PT Huawei Tech Investment	December 07, 2020	Procurement and Installation Agreement of DWDM and OTN Platform Huawei - NARU POP
The Company and PT Huawei Tech Investment	December 11, 2020	Procurement and Installation Agreement of DWDM and OTN Platform Huawei - OTN SCN
The Company and PT Lancs Arche Consumma	December 22, 2020	Procurement and Installation Agreement of DWDM Platform Infinera – NARU and Recovery
The Company and PT Lintas Teknologi Indonesia	December 29, 2020	Procurement and Installation Agreement of DWDM Platform Nokia
The Company and PT Pembangunan Perumahan	December 30, 2020	Procurement Agreement for Hyperscale Data Center Building Construction

(ii)Telkomsel

Contracting parties	Initial date of agreement	Significant provisions of the agreement
Telkomsel, Amdocs Software Solutions Limited Liability Company, and PT Application Solutions	February 8, 2010	Online Charging System (“OCS”) and Service Control Points (“SCP”) System Solution Development Agreement
Telkomsel and PT Application Solutions	February 8, 2010	Technical Support Agreement to provide technical support services for the OCS and SCP
Telkomsel and PT Huawei Tech Investment	March 25, 2013	Technical Support Agreement for the procurement of Gateway GPRS Support Node (“GGSN”) Service Complex
Telkomsel, Wipro Limited, and PT WT Indonesia	April 23, 2013	Development and Procurement of OSDSS Solution Agreement
Telkomsel and PT Ericsson Indonesia	October 22, 2013	Procurement of GGSN Service Complex Rollout Agreement
Telkomsel, PT Ericsson Indonesia, PT Nokia Siemens Networks Indonesia, NSN Oy, PT Huawei Tech Investment, and PT ZTE Indonesia	February 1, 2018	Procurement agreement for Ultimate Radio Network Infrastructure ROA and TSA
Telkomsel, PT Dimension Data Indonesia, and PT Huawei Tech Investment	April 1, 2018	Agreement for Mobile Network Router Infrastructure
Telkomsel, PT Nokia Solutions and Networks Indonesia, dan NSN Oy	April 17,2008 May 24, 2019	The combined 2G and 3G CS Core Network Rollout Agreement, which amended to CS Core System ROA and TSA.
Telkomsel, PT Sigma Solusi Integrasi, Oracle Corporation, and PT Phincon	July 5, 2019	Development and Rollout Agreement ("DRA") and Technical Support of Customer Relationship Management ("CRM") solution System Integrator
Telkomsel, PT Ericsson Indonesia, and Ericsson AB	April 17, 2008, September 16, 2019	The combined 2G and 3G CS Core Network Rollout Agreement, which amended to CS Core System ROA and TSA.

(iii)  TII

Contracting parties	Initial date of agreement	Significant provisions of the agreement
Telin Hongkong and Measat Global Berhad	May 4, 2016	Procurement agreement on transponder leases services
Telkom International Jakarta and Pacific Century Cyberwork	September 12, 2019	Procurement of Spectrum Entitlement of Pacific Light Cable Network (“PLCN”) Cable System

b.   Borrowings and other credit facilities

(i)   As of December 31, 2020, the Company has bank guarantee facilities for tender bond, performance bond, maintenance bond, deposit guarantee, and advance payment bond for various projects of the Company, as follows:

Lenders	Total facility	Maturity	Currency	Facility utilized
BRI	500	March 14, 2022	Rp	172
BNI	500	March 31, 2021	Rp	368
Bank Mandiri	500	December 23, 2021	Rp	256
Total	1,500			796

(ii)  As of December 31, 2020, Telkomsel has bank guarantee facilities for various projects, as follows:

Lenders	Total facility	Maturity	Currency	Facility utilized
BRI	1,000	September 25, 2022	Rp	590
BNI	2,100	December 11, 2021	Rp	1,094
Bank MandiriBCA	150	July 15, 2021	Rp	—
Total	3,250			1,684

Bank guarantee facility with BRI and BNI mainly for performance bond and surely bond of radio frequency (Note 34c.ii)

(iii) TII has a US$15 million or equal to Rp211 billion bank guarantee from Bank Mandiri and has been renewed in accordance with the addendum IX (nine) on December 23, 2020, with a maximum credit limit of US$25 million or equal to Rp353 billion. The facility will expire on December 23, 2021. As of December 31, 2020, TII has not used the facility.

c.   Others

(i)   Radio frequency usage

Based on Decree No. 80 dated November 2, 2015 of the Government of the Republic of Indonesia which replaced Decree No. 76 dated December 15, 2010, Telkomsel is required to pay the annual frequency usage fees for the 800 Megahertz (“MHz”), 900 MHz, and 1800 MHz bandwidths using the formula set out in the decree.

As an implementation of the above decree, the Company and Telkomsel paid annual frequency usage fees since 2010.

Based on the Decision Letter No. 018/TEL.01.02/2019 Year 2019 dated June 11, 2019 of the Ministry of Communication and Information Technology (the “Ministry”), which renew Decision Letter No. 1987 Year 2017, dated November 15, 2017, the Ministry granted the Company the rights to provide:

1.   Mobile telecommunication services with radio frequency bandwidth in the 800 MHz, 900 MHz, 1800 MHz, 2.1 GHz, and 2.3 GHz; and

2.   Basic telecommunication services.

(ii)   Frequency license

With reference to Decision Letters No. 268/KEP/M.KOMINFO/9/2009, No. 191 Year 2013, No. 509 Year 2016, No. 1896 year 2017, and No. 806 year 2019 of the MoCI, Telkomsel is required, among other things, to:

1.   Pay an annual right of usage Biaya Hak Penyelenggara (“BHP”) over the license term (10 years) as set forth in the decision letters. The BHP is payable upon receipt of Surat Pemberitahuan Pembayaran (notification letter) from the DGPI. The BHP fee is payable annually up to the expiry period of the license.

2.   Issue a performance bond each year amounting to Rp20 billion for spectrum 2.1 GHz and a surety bond each year amounting Rp1.03 trillion for spectrum 2.3 GHz (Note 34b.ii).

(iii)  Receivable under non-cancelable lease agreements

The Group entered into non-cancelable lease agreements with both third and related parties. The lease agreements cover leased lines, telecommunication equipment and land and building with terms ranging from 1 to 10 years and with expiry dates between 2021 and 2030. Periods may be extended based on the agreement by both parties.

Receivables under lease agreements as of December 31, 2019 and 2020 are as follows:

	2019	2020
Less than 1 year	1,722	2,012
1-5 years	4,446	5,909
More than 5 years	2,358	4,378

Total	8,526	12,299

(iv) USO

The MoCI issued Regulation No. 17 year 2016 dated September 26, 2016 which replaced Decree No. 45 year 2012 and other previous regulations regarding policies underlying the USO program. The regulation requires telecommunications operators in Indonesia to contribute 1.25% of gross revenues (with due consideration for bad debts and/or interconnection charges and/or connection charges and/or the exclusion of certain revenues that are not considered as part of gross revenues as a basis to calculate the USO charged) for USO development.

Subsequently, Decree No. 17 year 2016 dated September 26, 2016 was replaced by Decree No. 19 year 2016 which was effective from November 4, 2016. The latest Decree stipulates, among other things, the USO charged was effective for fiscal year 2016 and thereafter.

Based on MoCI Regulation No. 25 year 2015 dated June 30, 2015, it is stipulated that, among others, in providing telecommunication access and services in rural areas (USO Program), the provider is determined through a selection process by Balai Penyedia dan Pengelola Pembiayaan Telekomunikasi dan Informatika (“BPPPTI”). BPPPTI replaced Balai Telekomunikasi dan Informatika Pedesaan (“BTIP”) based on Decree No. 18/PER/M.KOMINFO/11/2010 dated November 19, 2010 of MoCI. Based on Regulation No. 3 year 2018 of MOCI dated May 23, 2018, BPPPTI has been renamed as Badan Aksesibilitas Telekomunikasi dan Informasi (“BAKTI”). Subsequently, MOCI Regulation No. 25 year 2015 was replaced by MOCI Regulation No. 10 year 2018.

On December 27, 2011, Telkomsel (on behalf of Telkomsel Consortium, a consortium which was established with Dayamitra on December 9, 2011) was selected by BPPPTI as a provider of the USO Program in the border areas for all packages (package 1‑13) with a total price of Rp830 billion. On such date, Telkomsel was also selected by BPPPTI as a provider of the USO Program (Upgrading) of “Desa Pinter” or “Desa Punya Internet” for packages 1, 2, and 3 with a total price of Rp261 billion.

In 2015, the Program was ceased. In January 2016, Telkomsel filed an arbitration claim to BANI for the settlement of the outstanding receivables of USO Programs.

On June 22, 2017, Telkomsel received a decision letter from BANI No.792/1/ARB-BANI/2016 requesting BPPPTI to pay compensation to Telkomsel amounting to Rp217 billion, and as of the date of the issuance of these consolidated financial statements, Telkomsel has received the payment from BAKTI amounting to Rp91 billion (before tax) in 2019 and no additional payment received during 2020.

(v) Investment in AKAB

To accelerate the development of the digital telecommunications business requires partnerships, synergies and collaborations with digital companies, Telkomsel has invested in AKAB, a company engaged in developing mobile phone-based applications (software) under the Gojek ("Gojek Platform") trademark (Note 11). On November 16, 2020, AKAB and Telkomsel entered into a strategic collaboration by setting the terms and conditions as referred to in several agreement documents, including:

1. Collaboration Agreement;

2. Loan Agreement;

3. Option Agreement;

4. Conversion Side Letter; and

5. Investment Term Sheet.